Business Combinations	12 Months Ended
Dec. 31, 2022
Business Combination And Reverse Recapitalization [Abstract]
Business Combinations	Business Combinations
Business Combination with CHW
As described in Note 1, the Merger with CHW was consummated on August 9, 2022 (the “Merger Date”). On the Merger Date, Wag Labs, Inc. (“Legacy Wag!”), CHW Acquisition Corporation, a Cayman Islands exempted company (“CHW”), and CHW Merger Sub Inc., a Delaware corporation and a direct, wholly owned subsidiary of CHW (“Merger Sub”), consummated the closing of the transactions contemplated by the Business Combination Agreement, dated February 2, 2022, by and among Legacy Wag!, CHW, and Merger Sub (the “Business Combination Agreement”), following the approval at an extraordinary general meeting of CHW’s shareholders held on July 28, 2022 (the “Special Meeting”).
Pursuant to the terms of the Business Combination Agreement, a business combination of Legacy Wag! and CHW was effected by the merger of Merger Sub with and into Legacy Wag!, with Legacy Wag! surviving the merger as a wholly owned subsidiary of CHW (the “Merger,” and, together with the other transactions contemplated by the Business Combination Agreement, the “Business Combination”). In connection with the consummation of the Business Combination on the day prior to the Merger Date, CHW changed its name from CHW Acquisition Corporation to Wag! Group Co.
The Business Combination was accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America. Under this method of accounting, CHW was treated as the acquired company for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Wag! issuing shares for the net assets of CHW, accompanied by a recapitalization. The shares and net earnings (loss) per common share prior to the Merger have been retroactively restated as shares reflecting the exchange ratio established in the Merger (0.97 shares of the Company’s common stock for each share of Legacy Wag! common stock). The net assets of CHW have been recognized at carrying value, with no goodwill or other intangible assets recorded. Wag! accounted for the acquisition of CHW based on the amount of net assets acquired upon consummation.
Wag! has been determined to be the accounting acquirer based on evaluation of the following facts and circumstances:
•Wag!’s shareholders have a majority of the voting power of the Post-Combination Company;
•Wag! appointed the majority of the board of directors of the Post-Combination Company;
•Wag!’s existing management comprises the management of the Post-Combination Company;
•Wag! comprises the ongoing operations of the Post-Combination Company; and
•Wag! is the larger entity based on historical revenue and has the larger employee base.
In connection with the Special Meeting and the Business Combination, the holders of 9,593,970 shares of CHW’s ordinary shares, par value $0.0001 per share, exercised their right to redeem their shares for cash at a redemption price of approximately $10.00 per share, for an aggregate redemption amount of $95,939,700. As a result, the Company received approximately $29.1 million, of which $23.9 million was placed in escrow (and classified as Restricted Cash) in accordance with the Forward Share Purchase Agreements (see section below entitled "Forward Purchase Agreements" for additional information). As of the date of the Merger, the Company also entered into a financing arrangement Blue Torch Finance, LLC and received net proceeds of $29.4 million from a Secured Note (see Note 10 - Debt for additional information). Additionally, the Company received $5 million from the PIPE and Backstop Investor as a result of the agreement entered into by CHW with the PIPE and Backstop Investor party on February 2, 2022 that closed immediately prior to the Merger.
Upon the consummation of the Merger, the following transactions occurred (the “Conversion”):
i.all outstanding shares of Legacy Wag!’s preferred stock, except for Legacy Wag! Series P Shares (as described in part (vi) below), were converted into shares of the Company’s common stock, par value
$0.0001 per share, at the then-effective conversion rate as calculated pursuant to the Business Combination Agreement;
ii.the cancellation of each issued and outstanding share of Legacy Wag!’s common stock and the conversion into the right to receive a number of shares of the Company’s common stock equal to the exchange ratio of 0.97 shares of the Company’s common stock for each share of Legacy Wag! common stock;
iii.the conversion of 91,130 warrants issued and outstanding by Legacy Wag! in 2017 to two lenders (the “Legacy Wag! Common Warrants”) into warrants exercisable for shares of the Company’s common stock with the same terms except for the number of shares exercisable and the exercise price, each of which were adjusted using an exchange ratio of 0.97 for Legacy Wag! Common Warrants (further described in Note 11 - Stockholders’ Deficit and Mezzanine Equity);
iv.the conversion of all outstanding vested and unvested options to purchase shares of Legacy Wag! common stock (the “Legacy Wag! Options”) into options exercisable for shares of the Company’s common stock with the same terms and conditions as were applicable to the Legacy Wag! Options immediately prior to the Conversion, except for the number of shares exercisable and the exercise price, each of which were adjusted using the exchange ratio of 0.97 for Legacy Wag! Options;
v.the conversion of the outstanding restricted stock unit award covering shares of Legacy Wag! common stock (each, a “Legacy Wag! RSU Award”) into awards covering a number of shares of Wag! common stock (rounded down to the nearest whole number) with the same terms and conditions as were applicable to the Legacy Wag! RSU Awards immediately prior to the Conversion, except for the number of shares subject to the award, which was adjusted using the exchange ratio of 0.97 for Legacy Wag! RSU Awards;
vi.the conversion of 1,100,000 shares of Legacy Wag! Series P Shares into the Company’s common stock on a one-for-one basis;
vii.the issuance and sale of 500,000 CHW ordinary shares for a purchase price of $10.00 per share and an aggregate purchase price of $5,000,000 immediately prior to or substantially concurrently with the Merger Date;
viii.immediately prior to the Effective Time, each CHW ordinary share (including any Sponsor Shares (as defined below) not forfeited) was converted into shares of the Company’s common stock;
ix.the cancellation of 13,327 founder shares held by the Sponsor in accordance with the terms of the CHW Founders Stock Letter (as defined below) and the Business Combination Agreement;
x.the issuance of 300,000 Wag! Community Shares ("Community Shares") that the Company may distribute to members of the pet wellness and welfare community as identified by our officers and directors; and
xi.the cancellation of 20,000 founder shares held by Sponsor in connection with the Business Combination and in accordance with the CHW Founders Stock Letter and the Business Combination Agreement.
Forward Share Purchase Agreements
Simultaneously with the closing of the Business Combination, the Company deposited $24.7 million into an escrow account pursuant to four Forward Share Purchase Agreements ("FPAs") entered into by CHW on August 5, 2022. In accordance with the FPAs, on the date of the purchase by the Company of the Investor Shares (the "Put Date"), the participating investors may elect to sell and transfer to the Company, and the Company will purchase, in the aggregate, up to 2,393,378 shares of common stock of the Company, consisting of shares of common stock then held by the Investors and not sold and repurchased by the Investor since the Merger Date. In conjunction with the sale of the Investor Shares to the Company, each Investor shall notify the Company and the Escrow Agent in writing five business days prior to the Put Date whether or not such Investor is exercising its right to sell the Investor Shares that such Investor holds to the Company pursuant to the FPAs (each, a “Shares Sale Notice”). If a Shares Sale Notice is timely delivered by an Investor to the Company and the Escrow Agent, the Company will purchase from such Investor the Investor Shares held by such Investor on the Put Date. If the Investor sells any Investor Shares in the open market after the Merger Date and prior to Put Date (such sale, the “Early Sale” and such shares, the “Early Sale Shares”), the Escrow Agent shall release from the Escrow Account to the Company an amount equal to $10.30 per Early Sale Share sold in such Early Sale.
The Company’s purchase of the Investor Shares were made with funds from the escrow account attributed to the Investor Shares. In the event that an Investor sells any Investor Shares in an Early Sale, it shall provide notice to the Company and the Escrow Agent within three business days of such sale, and the Escrow Agent shall release from the escrow account for the Company’s use without restriction an amount equal to the pro rata portion of the escrow attributed to the Investor Shares which the Investor has sold. In the event that the Investor chooses not to sell to the Company any Investor Shares that the Investor owns as of the three-month anniversary of the Merger Date, the Escrow Agent shall release all remaining funds from the escrow account for the Company’s use without restriction. The Company accounts for the FPAs as a derivative liability, remeasured to fair value on a recurring basis, with changes in fair value recorded to earnings. For more information, see Note 5 - Fair Value Measurements.
On November 1, 2022, the Company entered into an amendment to a Forward Purchase Agreement (the “Amended Agreement”) for 955 thousand shares. The Amended Agreement modified the date by which such holder could elect to have the Company repurchase its shares to November 23, 2022. No other terms were modified. Effective November 9, 2022, the holders of three FPAs elected to have the Company repurchase the 1.4 million shares covered by their FPAs for an aggregate repurchase price of $14.8 million. The remaining investor and holder of 955 thousand shares, did not elect to sell its shares to the Company as of the extension date per the Amended Agreement and, as such, the Escrow Agent released the corresponding funds from the escrow account for the Company’s use without restriction in total of $9.8 million.
Financing Agreement
On the Merger Date, the Company entered into a financing agreement with Blue Torch Finance, LLC. See Note 10 - Debt for additional information.
Reverse Recapitalization
The following table reconciles the elements of the Business Combination, accounted for as a reverse recapitalization, to the Consolidated Statements of Cash Flows and the Consolidated Statements of Stockholders' Deficit for the year ended December 31, 2022 (in thousands):

Reverse Recapitalization
Cash – CHW’s trust (net of redemptions)	$28,330
Cash – PIPE and Backstop Investor	5,202
Payment of transaction costs and other related expenses	(12,488)
Payment of deferred transaction costs	(9,318)
Proceeds from merger with CHW, net of issuance costs as of the Merger Date	$11,726
Reversal of APIC impact recorded upon issuance of Forward Share Purchase Agreements ("FPAs") in August 2022	(23,203)
Cash received from FPA at Put Date	9,837
APIC impact of FPA at Put Date, net of cash received	4,229
Proceeds from merger with CHW, net of issuance costs as of December 31, 2022	$2,589

Number of Shares
CHW public shares, prior to redemptions¹	12,500,000
Less redemption of CHW shares	(9,593,970)
CHW public shares, net of redemptions	2,906,030
Sponsor Shares	3,117,500
PIPE and Backstop Shares	500,000
Business Combination and Financing Shares	6,523,530
Other share activity (Analyst Shares², Warrant Exercises)	122,434
Business Combination, Financing Shares and Other Related Shares	6,645,964
Legacy Wag! Shares³	31,100,000
Total shares of common stock immediately after Business Combination	37,745,964
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1.Includes 2,393,378 shares of common stock of the Company subject to the Forward Share Purchase Agreements.
2. 50,000 shares were issued to Craig-Hallum Capital Group LLC at a price of $4.83 per share.
3.The number of Legacy Wag! shares was determined from the shares of Legacy Wag! common and preferred stock outstanding immediately prior to the closing of the Business Combination of 30,863,283, which are presented net of the common and preferred stock redeemed, converted at the exchange ratio of approximately 0.97 shares of the Company’s common stock for each share of Legacy Wag! common and preferred stock with the exception of 1,100,000 Legacy Wag! Series P Shares which converted into the Company’s common stock on a one-for-one basis.
Earnout Compensation
In connection with the Business Combination, Legacy Wag! stockholders and certain members of management and employees of Legacy Wag! that held either a share of common stock, a Legacy Wag! option or a Legacy Wag! RSU Award (collectively "Eligible Company Equityholders") at the date of the Merger, have the contingent right to Earnout Shares. The aggregate number of Earnout Shares and Management Earnout Shares is 10,000,000, and 5,000,000, shares of Wag! common stock, respectively. The Earnout Shares will be issued following the Business Combination, only if certain Wag! share price conditions are met over a three-year period from the effective Merger Date. The Earnout Shares are subject to the occurrence of certain triggering events based on a three year period from the Merger Date as defined in the Business Combination Agreement as:
1. 5,000,000 shares are earned if the stock price of the Company is or exceeds $12.50 for 20 out of any 30 consecutive trading days (“Triggering Event I”)
2. 5,000,000 shares earned if the stock price of the Company is or exceeds $15.00 for 20 out of any 30 consecutive trading days (“Triggering Event II”); and
3. 5,000,000 shares earned if the stock price of the Company is or exceeds $18.00 for 20 out of any 30 consecutive trading days (“Triggering Event III”) (collectively, the “Triggering Events”).
Additionally, if there is a change of control transaction, the agreed upon selling price of the Company on a per share basis, would be the fair value of the shares inclusive of the resulting triggered Earnout Shares upon consummation of the proposed transaction. The per share price in a change in control would be used to determine whether the Triggering Events have been met, and depending on the per share price, a certain number of shares will be issued.
The Earnout Shares and Management Earnout Shares are classified as equity transactions at initial issuance and at settlement when and if the triggering conditions are met. The Earnout shares are equity classified since they do not meet the liability classification criteria outlined in ASC 480, Distinguishing Liabilities from Equity and are both (i) indexed to the Company’s own shares and (ii) meet the criteria for equity classification. Until the shares are issued upon a Triggering Event, the Earnout shares are not included in shares outstanding. As of the date of the Business Combination, the Earnout share awards had a total fair value of $23.9 million determined using a Monte Carlo fair value methodology in each of the $12.50, $15.00, and $18.00 Earnout tranches multiplied by the number of Earnout Shares allocated to each individual pursuant to the calculation defined in the Business Combination Agreement. The following table provides the assumptions used to determine fair value:

	Stock Price (in whole dollars)	Dividend Yield	Volatility	Risk-Free Interest Rate	Expected Term (in years)
Earnout Shares	$8.28	—%	44.00%	3.20%	3
As a result of the issuance of Community Shares, stock compensation expense incurred in connection with the Earnout Shares, and fair value measurement of the FPAs the Company incurred $39.5 million in transaction related charges in 2022 within General and administrative, Sales and marketing and Platform operations and support, and Change in fair value of derivative liability on the Consolidated Statements of Operations. As a result of the expiration of the FPAs, an additional $8.7 million gain comprised of a $0.9 million gain upon settlement on November 9, 2022, and a $7.8 million gain recognized upon the extended settlement date of November 23, 2022 were recognized
Acquisition of Compare Pet Insurance, Inc.
On August 3, 2021, the Company acquired Compare Pet Insurance, Inc. ("CPI") for $3.5 million in cash consideration, and $0.17 million in common stock consideration, consisting of a total of 639,000 shares of common stock. Of the cash consideration purchase price, $1.5 million was paid on the acquisition date and the remaining $2.0 million to be paid pro-rata quarterly over the next three years starting in the fourth quarter of 2021. The deferred purchase consideration, which was recorded at its fair value on the acquisition date, is presented in accrued expenses and other current liabilities, as well as other non-current liabilities on the consolidated balance sheet. As of December 31, 2022 and December 31, 2021, the amounts included in accrued expenses and other current liabilities, as well as other non-current liabilities on the consolidated balance sheet, were $1.4 million and $1.9 million, respectively. No working capital was acquired from CPI.
The purchase consideration allocation was as follows (in thousands):

As of August 3, 2021
Intangible assets	$3,045
Goodwill	1,427
Deferred tax liabilities	(792)
Total purchase consideration	$3,680
The table below summarizes the fair value and the estimated useful lives of the acquired intangible assets (in thousands):

	Fair Value	Estimated Useful Life (years)
Developed technology	$648	4
Customer relationships and licenses	2,121	5-10
Trademarks	276	7
Total intangible assets	$3,045
Goodwill recorded in connection with the acquisition is primarily attributed to the assembled workforce and anticipated operational synergies. The resulting goodwill is not deductible for tax purposes.
Acquisition of Furmacy, Inc.On October 24, 2022, the Company closed on the acquisition of Furmacy, Inc. (“Furmacy”). The acquisition was an all stock transaction whereby consideration was satisfied through the issuance 90,000 shares of Wag! common stock which was valued at $283 thousand, based on the fair value of the securities on their date of issuance. The acquisition was not material. Furmacy empowers veterinary clinics with easy-to-use pharmacy software, giving them the ability to prescribe pet medication instantly and have it delivered to the Pet Parents’ door the same-day, and usually in less than a few hours, from a local warehouse. For detail regarding the goodwill and intangible assets recognized as a result of the acquisition, refer to Note 6 - Goodwill and Intangible Assets of Notes to the Consolidated Financial Statements.